Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax [Line Items]
Income tax expense (benefit)	$ 0	$ 0
Current income tax expense (benefit)	0	0
Deferred income tax expense (benefit)	$ 0	$ 0
Federal Statutory rate	21.00%	21.00%
Valuation allowance increase, amount	$ 20,104,000	$ 14,337,000
Ownership change description	The Company performed the analysis and determined that it has experienced an ownership change in December 2010 and in August 2012 as a result of the preferred stock financing rounds.
Tax credit carryforward expiration beginning year	2031
Tax credit carryforward, description	The state tax credit carryforwards do not expire.
Unrecognized tax benefits	$ 6,575,000	7,076,000	$ 5,372,000
Interest or penalties related to unrecognized tax benefits.	$ 0	$ 0
Income tax examination, description	The federal and state income tax returns are open under the statute of limitations subject to tax examinations for the tax years ended December 31, 2017 through December 31, 2019 and December 31, 2016 through December 31, 2019, respectively.
Employee retention credit	$ 900,000
Research Tax Credit Carryforward | California Franchise Tax Board
Income Tax [Line Items]
Research and development credits	$ 11,300,000
Prior to 2018
Income Tax [Line Items]
Operating loss carryforwards, expire beginning date	2030
Federal
Income Tax [Line Items]
Operating loss carryforwards	$ 340,700,000
Operating loss carryforwards, indefinite	170,400,000
Federal | Research Tax Credit Carryforward
Income Tax [Line Items]
Research and development credits	13,400,000
Federal | Prior to 2018
Income Tax [Line Items]
Operating loss carryforwards	170,300
State
Income Tax [Line Items]
Operating loss carryforwards	231,200,000
State | Expire Beginning in 2030, If Not Utilized
Income Tax [Line Items]
Operating loss carryforwards	$ 231,200,000